Working capital (Tables)	12 Months Ended
Jun. 30, 2026
Summary Of Additional Information About Working Capital [Abstract]
Schedule of inventories	(a) Inventories

	2026 $ million	2025 $ million
Raw materials and consumables	528	604
Work in progress	116	131
Maturing inventories	8,510	8,677
Finished goods and goods for resale	1,375	1,246
	10,529	10,658

Schedule of inventories expected to be utilised after more than one year	Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits.
The following amounts of inventories can be utilised only after more than one year:

	2026 $ million	2025 $ million
Raw materials and consumables	34	50
Maturing inventories	6,935	6,942
	6,969	6,992

Schedule of provisions for obsolescence of inventories	Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2026 $ million	2025 $ million	2024 $ million
Balance at beginning of the year	180	124	128
Exchange differences	(4)	(6)	(3)
Income statement charge(1)	145	89	51
Utilised	(27)	(27)	(47)
Sale of businesses	—	—	(5)
Balance at the end of the year	294	180	124

Schedule of trade and other receivables	(b) Trade and other receivables

	2026		2025
	Current assets $ million	Non-current assets $ million	Current assets $ million	Non-current assets $ million
Trade receivables	2,596	—	2,789	—
Interest receivable	19	—	19	—
VAT recoverable and other prepaid taxes	217	26	242	17
Other receivables	258	38	283	18
Prepayments	160	—	133	3
Accrued income	27	—	38	—
	3,277	64	3,504	38

Schedule of aged analysis of trade receivables net of allowances	The aged analysis of trade receivables, net of expected credit loss allowance, is as follows:

	2026 $ million	2025 $ million
Not overdue	2,438	2,633
Overdue 1 – 30 days	29	41
Overdue 31 – 60 days	23	10
Overdue 61 – 90 days	18	10
Overdue 91 – 180 days	41	7
Overdue more than 180 days	47	88
	2,596	2,789

Schedule of expected credit loss allowance for doubtful debts	Trade and other receivables are disclosed net of expected credit loss allowance for doubtful debts, an analysis of which is as follows:

	2026 $ million	2025 $ million	2024 $ million
Balance at beginning of the year	99	95	112
Exchange differences	(10)	1	(3)
Reclassification to assets held for sale	(22)	—	—
Income statement charge	6	27	8
Utilised	(5)	(24)	(22)
Balance at the end of the year	68	99	95

Schedule of trade and other payables	(c) Trade and other payables

	2026		2025
	Current liabilities $ million	Non-current liabilities $ million	Current liabilities $ million	Non-current liabilities $ million
Trade payables	2,827	—	3,123	—
Interest payable	434	—	415	—
Tax and social security excluding income tax	732	—	690	—
Other payables	519	150	705	192
Accruals	1,777	—	1,852	—
Deferred income	67	—	82	—
Dividend payable	60	—	61	—
Dividend payable to non-controlling interests	9	—	24	—
	6,425	150	6,952	192

Schedule of supplier finance arrangements

	2026	2025
	Current liabilities $ million	Current liabilities $ million
Carrying amount that has been subject to SCF and presented in trade and other payables	1,092	1,006
— of which suppliers have received payment from finance provider	784	644
Range of payment due dates were as follows:

	2026		2025
	Minimum Days after invoice date(1)	Maximum Days after invoice date(1)	Minimum Days after invoice date(1)	Maximum Days after invoice date(1)
Trade and other payables subject to SCF arrangements	0	150	0	150
Comparable trade and other payables that are not part of the arrangements(2)	0	180	0	150
(1)Suppliers are subject to various payment due dates depending on the jurisdiction and standard practices. The group's payment terms commence from the invoice date. However, for certain categories of external suppliers and in alignment with industry standards, payment terms begin from the date a valid invoice is received. In Greater China, the range of payment due dates are between 0-240 days, which is in line with local market practice.
(2)Comparable trade payables are payables outside of SCFs that fall within the same jurisdiction or business line as payables that form part of SCFs.
Schedule of movement in provisions	(d) Provisions

	Restructuring $ million	Thalidomide $ million	Other $ million	Total $ million
At 30 June 2024	—	201	196	397
Exchange differences	—	2	(1)	1
Income statement charge	55	15	114	184
Utilised	—	(19)	(36)	(55)
Transfers from other payables	—	—	1	1
Unwinding of discounts	—	6	5	11
At 30 June 2025	55	205	279	539
Exchange differences	(3)	1	(5)	(7)
Income statement charge/(credit)	478	(7)	52	523
Utilised	(38)	(20)	(77)	(135)
Transfers from other payables	—	—	6	6
Unwinding of discounts	—	7	3	10
At 30 June 2026	492	186	258	936
Current liabilities	484	20	121	625
Non-current liabilities	8	166	137	311
	492	186	258	936